DERIVATIVES AND HEDGING ACTIVITES (Schedule of Increase in Unrealized Gains (Losses) Recognized in Accumulated Other Comprehensive Income (Loss) on Derivatives) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Option contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total unrealized gain (loss)	$ 175	$ 206